April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Muni Income Active ETF | SHYM | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 5.7%
Black Belt Energy Gas District RB
5.25%, 05/01/55	$2,500	$2,651,862
5.50%, 10/01/54	2,000	2,136,441
Energy Southeast A Cooperative District RB, 5.25%, 07/01/54	600	634,537
Hoover Industrial Development Board RB AMT, 5.75%, 10/01/49	3,250	3,278,401
Mobile County Industrial Development Authority RB AMT, 5.00%, 06/01/54	800	758,011
Southeast Alabama Gas Supply District (The) RB, 5.00%, 08/01/54	1,000	1,044,127
Southeast Energy Authority A Cooperative District RB
5.00%, 01/01/56	6,000	6,146,487
5.50%, 01/01/53	100	105,969
Stadium Trace Village Improvement District (The) RB, 3.63%, 03/01/36	1,185	1,046,967
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	175	168,949
		17,971,751
Arizona — 3.4%
Arizona Industrial Development Authority RB
4.50%, 07/01/29(a)	690	676,543
5.25%, 07/01/37(a)	155	152,192
Glendale Industrial Development Authority RB
4.00%, 05/15/28	380	373,404
5.00%, 05/15/41	1,500	1,445,764
5.00%, 05/15/56	290	261,321
Industrial Development Authority of the City of Phoenix Arizona (The) RB, 5.00%, 07/01/46(a)	1,000	933,613
Industrial Development Authority of the County of Pima (The) RB, 5.00%, 06/15/49(a)	1,235	1,153,461
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	3,750	3,906,992
Maricopa County Industrial Development Authority RB AMT, 4.00%, 10/15/47(a)	200	164,446
Sierra Vista Industrial Development Authority RB
5.00%, 06/15/34(a)	1,000	1,022,002
5.75%, 06/15/53(a)	160	161,306
6.38%, 06/15/64(a)	500	511,185
		10,762,229
Arkansas — 1.0%
Arkansas Development Finance Authority RB AMT
4.50%, 09/01/49(a)	2,000	1,762,484
4.75%, 09/01/49(a)	150	136,849
5.45%, 09/01/52	150	147,737
6.88%, 07/01/48(a)	1,000	1,050,462
		3,097,532
California — 7.2%
California County Tobacco Securitization Agency RB
0.00%, 06/01/55(b)	2,955	229,372
5.00%, 06/01/47	1,370	1,304,414
California Enterprise Development Authority RB, 5.00%, 07/01/50(a)	600	550,203
California Infrastructure & Economic Development Bank RB AMT, 9.50%, 01/01/65(a)	10,350	9,954,561
California Municipal Finance Authority RB
5.00%, 11/15/39	1,000	1,004,149
5.50%, 06/01/38(a)	800	801,695
5.88%, 05/01/59(a)	200	203,146
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	1,000	960,965
California Municipal Finance Authority ST, 5.00%, 09/01/54	100	101,615
Security	Par (000)	Value
California (continued)
California Pollution Control Financing Authority RB, 5.00%, 07/01/39(a)	$500	$508,400
California Public Finance Authority RB, 5.70%, 06/01/34(a)	900	852,905
California School Finance Authority RB, 5.00%, 06/01/44(a)	1,000	949,291
California Statewide Communities Development Authority RB
5.00%, 12/01/41(a)	500	496,876
5.00%, 12/01/46(a)	1,000	973,843
California Statewide Financing Authority RB, 0.00%, 06/01/55(a)(b)	4,250	264,386
CSCDA Community Improvement Authority RB
3.25%, 04/01/57(a)	100	70,541
4.00%, 10/01/46(a)	250	194,330
4.00%, 07/01/56(a)	250	193,893
4.00%, 07/01/58(a)	100	66,654
Golden State Tobacco Securitization Corp. RB, 0.00%, 06/01/66(b)	9,395	1,000,770
Inland Empire Tobacco Securitization Corp. RB, 0.00%, 06/01/36(b)	1,205	535,664
Rancho Mirage Community Facilities District ST, 5.00%, 09/01/54	500	490,678
Tobacco Securitization Authority of Southern California RB, 5.00%, 06/01/48	1,000	1,003,746
		22,712,097
Colorado — 2.8%
Colorado Educational & Cultural Facilities Authority RB
4.00%, 12/01/30(a)	100	96,991
4.00%, 07/01/31(a)	125	119,146
Colorado Health Facilities Authority RB
5.00%, 05/15/49	100	72,212
5.25%, 11/01/39	65	68,063
Elbert County Independence Water & Sanitation District RB, 5.13%, 12/01/33	1,500	1,492,095
Four Corners Business Improvement District GOL, 6.00%, 12/01/52	1,500	1,502,317
Gold Hill North Business Improvement District GOL, 5.60%, 12/01/54(a)	500	483,599
Granary Metropolitan District No. 9 Special Assessment District No. 1 Special Assessment, 5.45%, 12/01/44(a)	760	720,337
Independence Metropolitan District No. 3 GOL
5.38%, 12/01/54	500	481,240
7.13%, 12/15/54	500	502,417
Loretto Heights Community Authority RB, 4.88%, 12/01/51	500	374,106
North Range Metropolitan District No. 3 GOL, 5.25%, 12/01/50	500	475,931
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(a)(b)	150	138,995
Redtail Ridge Metropolitan District GOL, 0.00%, 12/01/32	2,193	1,258,475
Riverpark Metropolitan District/Arapahoe County GOL, 6.38%, 12/01/54	1,000	976,383
		8,762,307
Connecticut — 1.2%
Connecticut Housing Finance Authority RB, 4.65%, 11/15/51 (GNMA/FNMA/FHLMC)	1,000	987,603
Connecticut State Health & Educational Facilities Authority RB
5.00%, 01/01/55(a)	100	82,076
5.38%, 07/01/54	205	193,188

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
Mohegan Tribal Finance Authority RB, 7.00%, 02/01/45(a)	$455	$445,591
Stamford Housing Authority RB
4.25%, 10/01/30	1,500	1,480,002
5.50%, 10/01/35	800	786,567
		3,975,027
Delaware — 0.1%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(a)	40	36,961
Town of Bridgeville Delaware ST
5.25%, 07/01/44(a)	100	98,645
5.63%, 07/01/53(a)	100	100,686
Town of Milton Delaware ST
5.70%, 09/01/44(a)	100	99,477
5.95%, 09/01/53(a)	100	100,321
		436,090
District of Columbia — 0.4%
District of Columbia RB, 5.00%, 06/01/46	500	482,261
District of Columbia RB AMT, 5.50%, 02/28/37	90	99,202
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55(b)	6,100	635,177
		1,216,640
Florida — 19.1%
Antillia Community Development District Special Assessment, 5.88%, 05/01/54	500	504,733
Arbor Park Phase 1 Community Development District Special Assessment, 5.75%, 05/01/35	2,000	2,072,473
Avenir Community Development District Special Assessment, 4.75%, 11/01/50(a)	1,900	1,904,327
Babcock Ranch Community Independent Special District Special Assessment
4.25%, 05/01/32	100	97,127
5.00%, 05/01/42	1,000	955,515
Bella Collina Community Development District Special Assessment, 5.00%, 05/01/44	500	465,740
Berry Bay II Community Development District Special Assessment
4.45%, 05/01/31	250	247,605
5.45%, 05/01/54	100	95,942
Boggy Creek Improvement District Special Assessment, 5.13%, 05/01/43	480	463,278
Brevard County Health Facilities Authority RB, 4.00%, 11/15/32(a)	150	140,564
Buckhead Trails Community Development District Special Assessment, 5.60%, 05/01/44	250	241,563
Cabot Citrus Farms Community Development District Special Assessment, 5.25%, 03/01/29	500	505,544
Capital Projects Finance Authority/Florida RB, 6.63%, 06/15/59(a)	100	100,652
Capital Trust Agency Inc. RB
0.00%, 07/01/61(a)(b)	1,740	105,468
4.88%, 06/15/56(a)	100	78,843
5.00%, 12/15/49	750	696,489
5.38%, 06/15/48(a)	230	221,189
Capital Trust Authority RB, 5.00%, 07/01/39(a)	1,475	1,386,758
Central Parc Community Development District Special Assessment, 6.00%, 05/01/54	100	100,389
Coral Creek Community Development District Special Assessment, 5.75%, 05/01/54	250	250,194
County of Lake Florida RB
5.00%, 01/15/39(a)	1,350	1,318,626
5.00%, 01/15/54(a)	850	760,799
Crossings Community Development District Special Assessment
4.75%, 05/01/31	300	300,097
Security	Par (000)	Value
Florida (continued)
5.35%, 05/01/44	$1,000	$988,421
5.60%, 05/01/54	700	686,345
Crosswinds East Community Development District Special Assessment, 5.75%, 05/01/54	250	250,194
Curiosity Creek Community Development District Special Assessment, 4.65%, 05/01/31(a)	300	299,293
Darby Community Development District Special Assessment, 5.88%, 05/01/35	225	224,798
East Nassau Stewardship District Special Assessment, 5.25%, 05/01/29	885	885,365
Escambia County Health Facilities Authority RB, 5.00%, 08/15/40	1,000	1,010,106
Florida Development Finance Corp. RB
6.00%, 06/15/50	400	392,309
Series A, 5.13%, 06/15/55(a)	500	414,637
Florida Development Finance Corp. RB AMT
4.38%, 10/01/54(a)	2,880	2,847,051
5.00%, 07/01/41	1,000	973,290
5.00%, 07/01/44 (AGM)	3,000	2,959,001
8.25%, 07/01/57(a)	500	515,175
10.00%, 07/15/59(a)	2,900	2,978,870
12.00%, 07/15/32(a)	725	754,023
Gardens at Hammock Beach Community Development District Special Assessment, 5.88%, 05/01/55	180	174,816
Golden Gem Community Development District Special Assessment, 6.00%, 05/01/55	500	501,513
Greenbriar Community Development District Special Assessment, 4.80%, 05/01/32	500	496,347
Hammock Oaks Community Development District Special Assessment
4.50%, 05/01/32(a)	670	665,195
5.85%, 05/01/44	100	100,624
Hickory Tree Community Development District Special Assessment, 5.15%, 05/01/44	1,000	964,932
Hillcrest Preserve Community Development District Special Assessment, 5.00%, 05/01/44(a)	1,000	947,313
Hobe-St Lucie Conservancy District Special Assessment, 5.88%, 05/01/55	250	250,248
Hyde Park Community Development District No. 1 Special Assessment, 5.25%, 05/01/34	1,705	1,739,718
Lakes of Sarasota Community Development District 2 Special Assessment
5.20%, 05/01/35	3,040	3,039,909
5.85%, 05/01/35	3,175	3,109,455
Lakes of Sarasota Community Development District Special Assessment
5.25%, 05/01/34	2,325	2,351,750
Series B-1, 4.30%, 05/01/51	220	182,455
Lakewood Ranch Stewardship District Special Assessment
5.25%, 05/01/44	580	566,473
5.55%, 05/01/54	250	243,725
Lee County Industrial Development Authority/Florida RB, 4.75%, 11/15/29	250	250,710
Lowery Hills Community Development District Special Assessment
4.55%, 05/01/32(a)	440	435,504
4.55%, 06/15/35	370	363,300
LT Ranch Community Development District Special Assessment, 5.85%, 05/01/54	250	251,932
LTC Ranch West Residential Community Development District Special Assessment
4.75%, 05/01/31	345	340,577
5.38%, 05/01/44	530	501,425
6.00%, 05/01/54	250	242,223

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Madeira Community Development District Special Assessment
4.25%, 06/15/30	$260	$257,834
5.00%, 05/01/39	585	593,214
Magnolia Island Community Development District Special Assessment
5.55%, 05/01/45	750	754,124
5.75%, 05/01/55	1,000	999,263
Malabar Springs Community Development District Special Assessment, 4.50%, 05/01/31	500	496,048
Marion Ranch Community Development District Special Assessment, 5.95%, 05/01/54	500	507,340
Normandy Community Development District Special Assessment, 5.30%, 05/01/44(a)	1,500	1,473,824
North AR-1 Pasco Community Development District Special Assessment
5.75%, 05/01/44	100	102,122
6.00%, 05/01/54	95	96,725
Parrish Lakes Community Development District Special Assessment, 5.80%, 05/01/54	140	140,620
Parrish Plantation Community Development District Special Assessment, 5.63%, 05/01/44	250	253,105
Poitras East Community Development District Special Assessment, 5.25%, 05/01/52	100	94,069
Sawyers Landing Community Development District Special Assessment, 4.25%, 05/01/53	1,000	809,758
Seagrove Community Development District Special Assessment, 4.88%, 06/15/44	750	684,094
Seminole Palms Community Development District Special Assessment, 5.20%, 05/01/44(a)	500	485,402
Shadowlawn Community Development District Special Assessment, 5.85%, 05/01/54	500	480,449
Somerset Bay Community Development District Special Assessment, 5.90%, 05/01/54(a)	500	502,074
Tradition Community Development District No. 9 Special Assessment, 4.35%, 05/01/32	535	529,117
Two Lakes Community Development District Special Assessment, 5.00%, 05/01/44	1,000	1,008,817
Two Rivers West Community Development District Special Assessment, 5.88%, 05/01/54	105	105,984
Viera Stewardship District Special Assessment, 5.50%, 05/01/54	300	289,976
Village Community Development District No. 14 Special Assessment
5.38%, 05/01/42	95	96,688
5.50%, 05/01/53	95	97,510
Village Community Development District No. 15 Special Assessment
4.55%, 05/01/44(a)	1,000	931,593
5.25%, 05/01/54(a)	100	100,119
West Villages Improvement District Special Assessment
4.75%, 05/01/39	1,750	1,677,006
5.63%, 05/01/54	100	98,360
Westside Haines City Community Development District Special Assessment, 6.00%, 05/01/54	85	83,410
		60,661,582
Georgia — 0.6%
Atlanta Development Authority (The) TA
5.00%, 04/01/34(a)	180	177,438
5.50%, 04/01/39(a)	280	282,398
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38(a)	275	273,124
Main Street Natural Gas Inc. RB, 5.00%, 12/01/52	1,000	1,030,528
		1,763,488
Security	Par (000)	Value
Idaho — 0.2%
Idaho Housing & Finance Association RB, 5.00%, 12/01/38(a)	$625	$619,478
Illinois — 3.4%
Chicago Board of Education GO
5.00%, 12/01/46	1,000	949,584
5.00%, 12/01/46	475	445,308
5.00%, 12/01/46	500	463,486
5.00%, 12/01/47	500	472,609
City of Marion Illinois Sales Tax Revenue RB
6.38%, 06/01/45	330	323,439
6.63%, 06/01/55	610	605,339
County of Cook Illinois RB, 6.50%, 01/01/45	750	756,672
Illinois Finance Authority RB, 5.25%, 10/01/39(a)	500	502,527
Illinois State Toll Highway Authority RB, 5.00%, 01/01/38	5,000	4,999,585
Metropolitan Pier & Exposition Authority RB, 4.00%, 06/15/50	175	144,567
State of Illinois GO, 5.00%, 12/01/46	1,000	993,743
		10,656,859
Indiana — 0.2%
City of Valparaiso Indiana RB AMT, 4.50%, 01/01/34(a)	100	102,324
Indiana Finance Authority RB, Class A,4.13%, 12/01/26	640	642,970
		745,294
Iowa — 0.2%
Iowa Finance Authority RB, 5.00%, 05/15/44	750	747,503
Kansas — 0.0%
City of Manhattan Kansas RB, 4.00%, 06/01/25	105	104,944
Kentucky — 0.7%
City of Henderson Kentucky RB AMT, 4.70%, 01/01/52(a)	650	589,680
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/41	1,000	985,225
Kentucky Public Energy Authority RB, 4.00%, 02/01/50	500	498,290
		2,073,195
Louisiana — 1.8%
Juban Crossing Community Development District Special Assessment, 6.25%, 06/01/34	3,000	3,017,239
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 11/15/37(a)	750	747,725
Louisiana Public Facilities Authority RB
5.00%, 06/01/39(a)	1,285	1,252,055
5.00%, 12/15/43(a)	665	616,528
6.50%, 06/01/62(a)	100	93,094
		5,726,641
Maine — 0.2%
Finance Authority of Maine, 9.50%, 12/31/32	50	50,000
Finance Authority of Maine RB AMT
4.63%, 12/01/47(a)	175	173,001
8.00%, 12/01/51(a)(c)(d)	100	32,750
Maine Health & Higher Educational Facilities Authority RB, 4.00%, 07/01/37(a)	260	228,742
		484,493
Maryland — 0.2%
City of Baltimore Maryland RB, 4.50%, 06/01/33	100	100,210
Maryland Economic Development Corp. RB AMT, 5.25%, 06/30/55	315	310,615
Maryland Health & Higher Educational Facilities Authority RB, 5.50%, 01/01/46	245	246,701
		657,526

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts — 1.6%
Massachusetts Development Finance Agency RB, 5.00%, 10/01/57(a)	$100	$90,636
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/37	5,000	4,999,441
		5,090,077
Michigan — 1.0%
City of Detroit Michigan GOL, Series B-1, 4.00%, 04/01/44	348	258,398
Flint International Academy RB, 5.75%, 10/01/37	2,485	2,445,175
Michigan Strategic Fund RB AMT, 4.00%, 10/01/61	550	549,258
		3,252,831
Minnesota — 0.1%
City of Forest Lake Minnesota RB, 5.00%, 07/01/56	260	207,541
Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri (The) RB, 5.75%, 06/15/54	250	252,988
Kansas City Industrial Development Authority RB
5.00%, 06/01/46(a)	115	108,121
5.00%, 06/01/54(a)	100	91,574
St Louis County Industrial Development Authority RB, 5.25%, 09/01/53	500	472,553
		925,236
Nebraska — 0.2%
Central Plains Energy Project RB, 5.00%, 05/01/53	475	488,689
Nevada — 0.7%
City of Las Vegas Nevada Special Improvement District No. 613 Special Assessment, 5.50%, 12/01/53	250	239,568
State of Nevada Department of Business & Industry RB, 5.00%, 12/15/48(a)	1,500	1,367,089
Tahoe-Douglas Visitors Authority RB, 5.00%, 07/01/51	500	490,164
		2,096,821
New Hampshire — 2.7%
New Hampshire Business Finance Authority RB
0.00%, 04/01/32(a)(b)	255	168,081
0.00%, 12/15/33(a)(b)	2,585	1,478,311
3.63%, 07/01/43(a)	250	205,284
5.25%, 12/01/35(a)	2,951	2,880,229
5.38%, 12/01/31(a)	590	575,090
5.38%, 12/15/35(a)	1,229	1,197,779
5.75%, 04/28/42	470	473,671
5.88%, 12/15/33(a)	1,530	1,519,601
		8,498,046
New Jersey — 1.7%
Camden County Improvement Authority (The) RB, 6.00%, 06/15/62	75	77,012
New Jersey Transportation Trust Fund Authority RB, Series AA, 4.00%, 06/15/50	735	638,157
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/46	5,000	4,787,041
		5,502,210
New York — 9.6%
Build NYC Resource Corp. RB
5.25%, 06/15/43(a)	500	487,496
5.50%, 06/15/63(a)	250	237,787
Erie Tobacco Asset Securitization Corp. RB, 5.00%, 06/01/38	2,000	1,888,355
Metropolitan Transportation Authority RB, Series A-1, 5.00%, 11/15/45	5,000	5,002,176
New York Liberty Development Corp. RB
5.00%, 11/15/44(a)	500	496,893
5.38%, 11/15/40(a)	550	549,979
Security	Par (000)	Value
New York (continued)
New York State Environmental Facilities Corp. RB AMT, 5.13%, 09/01/50(a)	$250	$258,762
New York Transportation Development Corp RB AMT, 5.38%, 06/30/60	4,000	3,991,184
New York Transportation Development Corp. RB, 5.00%, 12/01/38	500	520,852
New York Transportation Development Corp. RB AMT
3.00%, 08/01/31	1,000	917,877
5.00%, 01/01/30	250	253,111
5.00%, 10/01/40	2,310	2,321,515
5.00%, 07/01/46	7,000	6,907,843
5.50%, 06/30/54	6,000	6,089,365
Suffolk Regional Off-Track Betting Co. RB
5.00%, 12/01/34	100	100,164
5.75%, 12/01/44	200	202,208
6.00%, 12/01/53	200	202,888
		30,428,455
North Carolina — 0.4%
North Carolina Medical Care Commission RB
5.00%, 09/01/34	900	897,420
5.13%, 10/01/54	500	502,642
		1,400,062
North Dakota — 0.2%
North Dakota Housing Finance Agency RB, 4.70%, 07/01/49	750	731,056
Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority RB
0.00%, 06/01/57(b)	3,655	345,653
Series B2, 5.00%, 06/01/55	2,410	2,074,823
Cleveland-Cuyahoga County Port Authority RB, 5.25%, 01/01/34(a)	750	746,040
County of Cuyahoga Ohio RB, 5.50%, 02/15/52	500	500,177
County of Franklin Ohio RB, 4.00%, 07/01/45	100	82,812
Hickory Chase Community Authority RB, 5.00%, 12/01/40(a)	330	311,939
Ohio Air Quality Development Authority RB AMT, 4.50%, 01/15/48(a)	2,400	2,113,743
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31(a)	240	232,042
		6,407,229
Oklahoma — 0.7%
Oklahoma Development Finance Authority RB
5.50%, 08/15/52	500	500,613
Series A-2, 7.25%, 09/01/51(a)	250	248,055
Tulsa Airports Improvement Trust RB AMT, 5.00%, 06/01/35	600	600,387
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41(a)	100	94,447
Tulsa County Industrial Authority RB
5.00%, 11/15/32	335	340,916
5.00%, 11/15/38	500	499,967
5.25%, 11/15/45	75	75,503
		2,359,888
Oregon — 0.8%
Clackamas County Hospital Facility Authority RB, 5.00%, 05/15/48	425	391,562
Port of Morrow Oregon GOL, 5.15%, 10/01/26(a)	1,570	1,577,428
Yamhill County Hospital Authority RB, 5.00%, 11/15/51	550	457,255
		2,426,245
Pennsylvania — 1.9%
Allegheny Community Broadband Inc. RB, 7.50%, 09/01/35(a)	255	252,165

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority RB
5.00%, 05/01/42(a)	$470	$470,205
5.25%, 05/01/42(a)	1,000	977,134
5.25%, 05/01/42(a)	2,000	1,935,169
Beaver County Industrial Development Authority RB, 3.75%, 10/01/47	295	237,742
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39	390	360,934
Doylestown Hospital Authority RB
5.00%, 07/01/31(a)	100	105,517
5.38%, 07/01/39(a)	100	107,944
Lancaster County Hospital Authority/Pennsylvania RB, 5.25%, 07/01/41	100	96,046
Pennsylvania Economic Development Financing Authority RB
5.25%, 12/01/37	230	230,469
5.25%, 12/01/38	130	130,266
Pennsylvania Economic Development Financing Authority RB AMT
5.25%, 06/30/53	100	100,238
5.75%, 06/30/48	860	884,477
Pennsylvania Higher Education Assistance Agency RB AMT, 5.00%, 06/01/51	100	95,320
		5,983,626
Puerto Rico — 4.4%
Children's Trust Fund RB, Series A, 0.00%, 05/15/57(b)	1,180	69,135
Commonwealth of Puerto Rico GO
0.00%, 07/01/33(b)	515	350,054
4.00%, 07/01/35	812	752,457
4.00%, 07/01/37	3,000	2,738,525
4.00%, 07/01/41	145	124,219
Commonwealth of Puerto Rico Notes, 0.00%, 10/01/31(b)(c)(d)	7,132	3,785,986
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 4.00%, 07/01/42(a)	1,000	862,769
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
0.00%, 07/01/46(b)	3,275	1,049,909
Series A-2, 4.78%, 07/01/58	4,752	4,342,152
		14,075,206
Rhode Island — 0.9%
Rhode Island Commerce Corp. RB, 5.00%, 07/01/37	1,110	1,110,180
Rhode Island Housing & Mortgage Finance Corp. RB, 4.75%, 10/01/54 (GNMA)	1,850	1,805,761
Tobacco Settlement Financing Corp./Rhode Island RB, 5.00%, 06/01/50	60	56,680
		2,972,621
South Carolina — 0.1%
City of Hardeeville South Carolina Special Assessment, 4.00%, 05/01/52(a)	100	71,934
Patriots Energy Group Financing Agency RB, 5.25%, 10/01/54	160	169,744
South Carolina Jobs-Economic Development Authority RB
5.00%, 11/15/54	100	92,669
7.50%, 08/15/62(a)	25	22,889
		357,236
Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, 5.00%, 10/01/37	345	349,891
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, 0.00%, 06/01/43(a)(b)	$100	$40,897
Metropolitan Nashville Airport Authority (The) RB AMT, 5.50%, 07/01/52	500	515,799
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	500	523,828
		1,430,415
Texas — 6.6%
Angelina & Neches River Authority RB AMT, Series A, Class A,7.50%, 12/01/45(a)(c)(d)	100	37,500
Arlington Higher Education Finance Corp. RB
4.50%, 06/15/44(a)	830	753,915
5.75%, 08/15/62	250	183,425
7.88%, 11/01/62(a)	25	25,334
Bexar County Health Facilities Development Corp. RB
4.00%, 07/15/45	440	348,307
5.00%, 07/15/25	130	130,138
5.00%, 07/15/26	110	110,523
City of Anna Texas Special Assessment, 5.75%, 09/15/54(a)	100	99,852
City of Buda Texas Special Assessment
5.00%, 09/01/33(a)	100	97,699
5.75%, 09/01/33(a)	640	632,265
City of Celina Texas Special Assessment
4.35%, 09/01/30(a)	205	202,433
4.60%, 09/01/35(a)	333	326,095
5.50%, 09/01/53(a)	1,000	993,761
City of Corpus Christi Texas Special Assessment
5.38%, 09/15/31	100	98,668
6.13%, 09/15/44	100	94,792
6.50%, 09/15/54	103	98,580
City of Fate Texas Special Assessment, 5.75%, 08/15/54(a)	500	499,341
City of Friendswood Texas Special Assessment, 7.00%, 09/15/54	303	303,792
City of Houston Texas Airport System Revenue RB AMT
5.00%, 07/15/27	1,250	1,253,293
5.50%, 07/15/35	2,000	2,023,496
5.50%, 07/15/38	200	200,945
City of Marble Falls Texas Special Assessment, 6.38%, 09/01/44(a)	500	474,407
City of Mesquite Texas Special Assessment, 5.75%, 09/01/53(a)	250	250,097
City of Oak Point Texas Special Assessment
4.70%, 09/15/31(a)	200	197,894
5.25%, 09/15/54(a)	125	114,829
5.35%, 09/15/44(a)	550	522,003
City of Pilot Point Texas Special Assessment, 6.13%, 09/15/45(a)	240	241,475
City of Princeton Texas Special Assessment
4.25%, 09/01/30(a)	300	297,607
4.38%, 09/01/31(a)	50	49,393
5.00%, 09/01/44(a)	50	49,351
5.13%, 09/01/44(a)	75	70,979
5.25%, 09/01/54(a)	75	73,235
5.38%, 09/01/54(a)	75	69,540
Clifton Higher Education Finance Corp. RB, 5.00%, 06/15/34(a)	200	188,451
County of Denton Texas Special Assessment
4.75%, 12/31/30(a)	650	640,103
5.00%, 12/31/35(a)	1,000	965,589
5.25%, 12/31/44(a)	1,000	959,497
Mesquite Housing Finance Corp. (The) RB, 4.53%, 02/01/44 (FNMA)	1,000	943,139

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/50(a)	$1,000	$776,170
5.00%, 08/15/51(a)	1,000	948,901
5.00%, 01/01/55	100	86,691
5.50%, 10/01/35	750	740,198
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	236,859
Port Beaumont Navigation District RB AMT, 4.00%, 01/01/50(a)	1,810	1,410,451
Port of Beaumont Navigation District RB AMT, 5.25%, 01/01/54(a)	600	559,677
Town of Trophy Club Public Improvement District No. 1 Special Assessment, 5.00%, 09/01/30	1,000	1,034,070
Travis County Development Authority Special Assessment, 5.00%, 09/01/44(a)	600	557,280
		20,972,040
Utah — 2.5%
Black Desert Public Infrastructure District Special Assessment, 5.63%, 12/01/53(a)	100	97,322
Mida Mountain Village Public Infrastructure District TA, 5.50%, 06/15/39(a)	2,250	2,243,217
SkyRidge Pegasus Infrastructure Financing District Special Assessment, 5.25%, 12/01/44(a)	495	475,909
Utah Charter School Finance Authority RB
3.25%, 06/15/31(a)	995	936,410
5.00%, 06/15/40(a)	1,450	1,385,684
5.00%, 10/15/44 (UT CSCE)	500	500,044
5.25%, 06/15/32(a)	825	833,941
5.25%, 06/15/37(a)	790	758,301
Utah Infrastructure Agency RB
5.50%, 10/15/44	55	57,159
5.50%, 10/15/48	50	51,292
Wood Ranch Public Infrastructure District Special Assessment, 5.63%, 12/01/53(a)	500	499,457
		7,838,736
Vermont — 0.0%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44(a)	100	80,995
Virginia — 0.5%
James City County Economic Development Authority RB, 5.25%, 12/01/27	100	100,096
Tobacco Settlement Financing Corp./Virginia RB, Series B1, 5.00%, 06/01/47	1,550	1,370,672
Virginia Beach Development Authority RB, 5.38%, 09/01/29	100	101,534
		1,572,302
Washington — 1.2%
County of King Washington Sewer Revenue RB, 4.00%, 07/01/39	500	476,943
Washington State Housing Finance Commission RB
3.95%, 07/01/29(a)	295	295,124
4.00%, 07/01/25(a)	270	269,644
4.75%, 01/01/34(a)	945	914,103
5.00%, 01/01/26(a)	500	501,458
Security	Par (000)	Value
Washington (continued)
5.50%, 01/01/44(a)	$1,000	$974,151
6.00%, 07/01/59(a)	500	507,206
		3,938,629
Wisconsin — 5.1%
Public Finance Authority RB
0.00%, 12/15/37(a)(b)	1,760	856,025
0.00%, 12/15/38(a)(b)	365	162,716
5.00%, 06/15/29(a)	285	284,709
5.00%, 07/15/30(a)	500	504,528
5.00%, 06/15/31(a)	315	312,609
5.00%, 12/01/34(a)	765	778,239
5.00%, 12/15/34(a)	825	838,734
5.00%, 12/15/36(a)	3,000	2,937,672
5.00%, 06/15/56(a)	25	18,696
5.25%, 12/01/51(a)	65	42,965
5.50%, 11/15/32(a)	2,000	1,933,519
5.50%, 12/15/32(a)	627	606,771
5.75%, 12/15/33(a)	1,500	1,458,049
7.50%, 07/01/59(a)	1,000	1,097,435
7.75%, 07/01/43(a)	310	314,937
12.00%, 05/16/29(a)	105	110,908
Series A, 5.00%, 06/15/55(a)	500	376,625
Public Finance Authority RB AMT
4.25%, 07/01/54	250	203,023
5.50%, 07/01/44	1,750	1,796,765
Public Finance Authority TA, 5.00%, 06/01/41(a)	1,000	990,772
Wisconsin Health & Educational Facilities Authority RB, 5.75%, 08/15/54	500	517,846
		16,143,543
Total Long-Term Investments — 94.0% (Cost: $304,024,712)		298,354,411
	Shares
Short-Term Securities
Money Market Funds — 5.9%
BlackRock Liquidity Funds: MuniCash, 3.05%(e)(f)	18,675,538	18,677,406
Total Short-Term Securities — 5.9% (Cost: $18,677,317)		18,677,406
Total Investments — 99.9% (Cost: $322,702,029)		317,031,817
Other Assets Less Liabilities — 0.1%		466,652
Net Assets — 100.0%		$317,498,469

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$8,706,028	$9,971,378 (a)	$—	$—	$—	$18,677,406	18,675,538	$412,708	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$298,354,411	$—	$298,354,411
Short-Term Securities
Money Market Funds	18,677,406	—	—	18,677,406
	$18,677,406	$298,354,411	$—	$317,031,817

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
GO	General Obligation
GOL	General Obligation Limited
PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds
ST	Special Tax
TA	Tax Allocation